Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 12 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were available to be issued and has determined that it does not have any material subsequent events to disclose in these financial statements other than the following.

Subsequent to March 31, 2022 Power Up converted $90,275 of principal and interest, into 8,680,288 shares of common stock.

NOTE 13 - SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were available to be issued and has determined that it does not have any material subsequent events to disclose in these financial statements other than the following.

Subsequent to December 31, 2021, the Company sold 114,000,000 shares of common stock to for total cash proceeds of $855,000. The shares were sold pursuant to its Tier 2 of Regulation A Offering Statement.

Subsequent to December 31, 2021, Power Up converted $61,525 of principal and interest, into 12,309,924 shares of common stock.

Subsequent to December 31, 2021, Granite Global converted $152,880 of principal and interest, into 16,146,666 shares of common stock.

Subsequent to December 31, 2021, the Company issued Jefferson Street Capital LLC 40,654,520 shares of common stock for the exercise of warrants.

Subsequent to December 31, 2021, the Company issued Granite Global 29,473,684 shares of common stock for the exercise of warrants.